INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 163,514	$ 784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	(40,698)
Net minimum lease payments receivable	129,386	744,284
Estimated residual values of leased property (un-guaranteed)	111,121	111,121
Less: unearned income	(34,478)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	206,029	681,933
Allowance for expected credit losses	(1,263)	(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	204,766	677,543
Current portion	23,484	55,420
Long-term portion	181,282	622,123
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	120,411	705,196
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	(40,698)
Net minimum lease payments receivable	86,283	664,498
Estimated residual values of leased property (un-guaranteed)	79,621	79,621
Less: unearned income	(17,532)	(147,876)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	596,243
Allowance for expected credit losses	(1,142)	(4,141)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	592,102
Current portion	18,436	45,888
Long-term portion	128,794	546,214
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	43,103	79,786
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	0	0
Net minimum lease payments receivable	43,103	79,786
Estimated residual values of leased property (un-guaranteed)	31,500	31,500
Less: unearned income	(16,946)	(25,596)
Total investment in sales-type lease, direct financing lease and leaseback assets	57,657	85,690
Allowance for expected credit losses	(121)	(249)
Total investment in sales-type lease, direct financing lease and leaseback assets	57,536	85,441
Current portion	5,048	9,532
Long-term portion	$ 52,488	$ 75,909